Offerings	Aug. 04, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true	[1]
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share, and Preferred Shares
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 98,987,589.81	[1]
Amount of Registration Fee	$ 15,155.00
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 (“Securities Act”) solely for purposes of determining the registration fee. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true	[2]
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share, and Preferred Shares
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 1,012,410.19	[2]
Amount of Registration Fee	$ 155.00	[2]
Offering Note	The Registrant previously paid $155.00 in filing fees in reliance on Rule 457(o) under the Securities Act in connection with the initial filing of this Registration Statement on May 27, 2025. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement.

[1]	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 (“Securities Act”) solely for purposes of determining the registration fee. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement.
[2]	The Registrant previously paid $155.00 in filing fees in reliance on Rule 457(o) under the Securities Act in connection with the initial filing of this Registration Statement on May 27, 2025. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement.